Operating Expense - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research tax credit	$ 1,597	$ 763	$ 447
Research and Development and Innovation
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research tax credit	$ 400	$ 763	$ 400